Pensions and post-retirement benefits - Contributions paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 748	£ 1,231	£ 741